INVESTMENT IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES	INVESTMENT IN ASSOCIATES AND JOINT VENTURES Our partnership’s investment in associates and joint ventures are reviewed and reported on a segmented basis. Investments in the utilities segment include a 15% interest in a Brazilian electricity transmission operation, a 13% and 11% interest in two businesses collectively referred to as our regulated natural gas transmission business in Mexico and four associates of our Colombian natural gas distribution operation. Transport investments include a 45% interest in a Brazilian toll road business, an 11% interest in a Brazilian rail and port logistics business, a 19% ownership interest of a North American container terminal operation, our 13% and 49% interests in port and export terminal operations in Australia and a 6% interest in a U.S. LNG export terminal. In our midstream segment, investments in associates and joint ventures include our 38% interest in a U.S. gas pipeline and a 20% interest in a North American gas storage operation. Our investments in the data segment include our 21% interest in a European telecommunications infrastructure operation, a 12% interest in a Brazilian data center operation, a 13% interest in a New Zealand data distribution business and a 13% interest in an Indian data center business.
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2021	2020
Balance at beginning of year	$5,528	$4,967
Share of earnings for the year	88	131
Foreign currency translation and other	(323)	(245)
Share of other comprehensive income	163	7
Distributions	(157)	(167)
Disposition of interest(1)	(336)	—
Held for sale(2)	(146)	—
Change in basis of accounting(3).(4),(5)	(92)	466
Acquisitions(6)	—	369
Balance at end of year(7),(8)	$4,725	$5,528

(1)In March 2021, Brookfield Infrastructure sold an effective 13% interest in its U.S. gas pipeline for net proceeds of $412 million. Approximately $125 million of the proceeds were used to repay a shareholder loan. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $75 million in Other income (expense) in the Consolidated Statement of Operating Results. Based on our ownership interest and governance rights retained, our partnership will continue to equity account for this investment in the midstream segment.
(2)In December 2021, a subsidiary of Brookfield Infrastructure agreed to the sale of its 50% interest in a freehold landlord port in Victoria, Australia. The subsidiary is expected to receive net proceeds of approximately $0.3 billion.
(3)On February 26, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Jose Maria de Macedo de Eletricidade S.A. (“JMM”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in JMM to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated JMM effective February 26, 2021.Refer to Note 6, Acquisition of Businesses, for further details.
(4)On December 24, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Giovanni Sanguinetti Transmissora de Energia S.A.(“Sanguinetti”) and Veredas Transmissora de Electricidade S.A. (Veredas”), Brazilian electricity transmission operations, increasing Brookfield Infrastructure’s ownership in each operation to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated both operations effective December 24, 2021. Refer to Note 6, Acquisition of Businesses, for further details.
(5)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Our 49% retained interest was remeasured using the initial public offering price of $466 million. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity.
(6)In September 2020, Brookfield Infrastructure, acquired an effective 6% interest in a U.S. LNG export terminal (“Sabine Pass”), Cheniere Energy Partners, L.P. for $369 million. Brookfield maintains a co-controlling interest in a joint venture with Blackstone Infrastructure Partners, which holds an approximate 41% interest in Sabine Pass. Based on our ownership interest and governance rights retained, our partnership equity accounts for the entity.
(7)The closing balance includes a shareholder loan of $375 million from our U.S. gas pipeline (2020: $500 million).
(8)Subsequent to December 31, 2021, Brookfield Infrastructure acquired an approximate 10% interest in AusNet Services Ltd., an Australian regulated utility, for total equity consideration of approximately $0.5 billion.
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2021
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$359	$5,723	$6,082	$444	$3,738	$4,182	$1,900	$1,670	$230
Transport	6-49%	1,356	24,437	25,793	2,172	13,044	15,216	10,577	8,260	2,317
Midstream(1)	20-38%	223	6,275	6,498	234	4,087	4,321	2,177	1,125	1,052
Data	12-21%	1,055	13,393	14,448	1,727	6,284	8,011	6,437	5,350	1,087
Corporate	25-50%	4	144	148	1	—	1	147	108	39
Total		$2,997	$49,972	$52,969	$4,578	$27,153	$31,731	$21,238	$16,513	$4,725

(1)The partnership’s share of total net assets include a shareholder loan of $375 million receivable from our U.S. gas pipeline.

		As at December 31, 2020
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$646	$6,142	$6,788	$487	$4,238	$4,725	$2,063	$1,810	$253
Transport	6-50%	1,266	25,762	27,028	1,959	9,836	11,795	15,233	12,474	2,759
Midstream(1)	20-50%	173	6,392	6,565	249	4,033	4,282	2,283	911	1,372
Data	12-21%	841	13,308	14,149	1,263	6,081	7,344	6,805	5,672	1,133
Corporate	25-50%	22	121	143	14	56	70	73	62	11
Total		$2,948	$51,725	$54,673	$3,972	$24,244	$28,216	$26,457	$20,929	$5,528

(1)The partnership’s share of total net assets include a shareholder loan of $500 million receivable from our U.S. gas pipeline.
Our investments in associates and joint ventures are evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Based on the analysis performed for the year ended December 31, 2021, our investments in associates and joint ventures remain largely unaffected by the global pandemic. Investments in associates and joint ventures represent long-term critical infrastructure supported by regulated or highly contracted revenues that provide stable and predictable cash flows.
Our investments in associates and joint ventures are predominantly comprised of our U.S. gas pipeline, our Brazilian toll road operation, our European telecommunications infrastructure operation, our Australian export terminal and our U.S. LNG export terminal. Each of our U.S. gas pipeline, Australian export terminal and U.S. LNG export terminal generate cash flows through long-term capacity based “ship-or-pay” or “take-or-pay” agreements with high-quality investment grade counterparties which minimize volume and price risk. Our European telecommunications business is comprised of approximately 8,000 multi-purpose towers and active rooftop sites and 50,000 kilometers of fiber located in France. Cash flows are supported by long-term contracts which have not been affected by the current market environment. Investments in our Brazilian toll road operation relate to concession arrangements with local transportation authorities.
As at December 31, 2021, two (2020: two) of our investments in associates or joint ventures have a quoted price in an active market.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,336	$521	$28	$549	$84
Transport	11,808	1,574	(435)	1,139	15
Midstream	833	146	(46)	100	74
Data	2,460	70	73	143	14
Corporate	—	(76)	102	26	(99)
Total	$16,437	$2,235	$(278)	$1,957	$88

	Year ended December 31, 2020
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,715	$364	$(205)	$159	$50
Transport	4,161	171	(1,419)	(1,248)	(101)
Midstream	767	236	—	236	136
Data	2,245	293	374	667	45
Corporate	9	(15)	(245)	(260)	1
Total	$8,897	$1,049	$(1,495)	$(446)	$131

	Year ended December 31, 2019
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,046	$354	$26	$380	$57
Transport	3,351	22	364	386	2
Midstream	734	351	(54)	297	184
Data	1,447	(38)	57	19	(9)
Corporate	17	(38)	(156)	(194)	(10)
Total	$6,595	$651	$237	$888	$224
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$202	$(611)	$176	$(233)	$(199)	$(34)
Transport	3,192	(372)	(1,627)	1,193	1,091	102
Midstream	342	(33)	(314)	(5)	(2)	(3)
Data	718	(996)	489	211	171	40
Corporate	(79)	(293)	372	—	—	—
Total	$4,375	$(2,305)	$(904)	$1,166	$1,061	$105

	Year ended December 31, 2020
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$184	$(697)	$285	$(228)	$(199)	$(29)
Transport	1,189	(1,039)	826	976	843	133
Midstream	378	(314)	(56)	8	3	5
Data	852	(735)	(77)	40	34	6
Corporate	—	—	—	—	—	—
Total	$2,603	$(2,785)	$978	$796	$681	$115

	Year ended December 31, 2019
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$108	$(1,109)	$1,548	$547	$471	$76
Transport	692	(852)	11	(149)	(76)	(73)
Midstream	357	(267)	(95)	(5)	(3)	(2)
Data	531	(2,707)	2,201	25	30	(5)
Corporate	—	—	—	—	—	—
Total	$1,688	$(4,935)	$3,665	$418	$422	$(4)